As filed with the U.S. Securities and Exchange Commission on May 6, 2020

Registration No. 033-13954

811-05141

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 146	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 147	☒

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive,

P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Audrey L. Cheng

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☒                    immediately upon filing pursuant to paragraph (b)

☐                     on (date) pursuant to paragraph (b)

☐                     60 days after filing pursuant to paragraph (a)

☐                     on (date) pursuant to paragraph (a)

☐                     75 days after filing pursuant to paragraph (a)(2)

☐                     on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 146 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and in the State of California on this 6th day of May 2020.

PACIFIC SELECT FUND

By:	/s/ Mark Karpe
Mark Karpe
Assistant Vice President and Counsel
Pacific Life Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 146 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman of the Board and Trustee (Principal Executive Officer)	May 6, 2020

Adrian S. Griggs*	Chief Executive Officer	May 6, 2020

Trevor T. Smith*	Assistant Vice President and Treasurer (Principal Financial and Accounting Officer)	May 6, 2020

Gale K. Caruso*	Trustee	May 6, 2020

Andrew J. Iseman*	Trustee	May 6, 2020

Paul A. Keller*	Trustee	May 6, 2020

Lucie H. Moore*	Trustee	May 6, 2020

Nooruddin Veerjee*	Trustee	May 6, 2020

*By: /s/ Mark Karpe		May 6, 2020
Mark Karpe
as attorney-in-fact pursuant to power of attorney filed herewith.

SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase